Note 11 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE 12.
COMMITMENTS AND
CONTINGENCIES

Leases

The Company leases office space in various states expiring at various dates through April 2025, and as of June 30, 2016, is committed under operating leases for future minimum lease payments as follows:

Fiscal Year Ending	Rental Payments	Less, Sublease Income	Net
2016	$950,000	$35,000	$915,000
2017	2,648,000	84,000	2,564,000
2018	1,855,000	—	1,855,000
2019	1,057,000	—	1,057,000
2020	885,000	—	885,000
Thereafter	900,000	—	900,000
	$8,295,000	$119,000	$8,176,000

The total amount of rent payable under the leases is recognized on a straight line basis over the term of the leases. Rental expense under all operating leases, excluding sublease income, for the nine months ended June 30, 2016 and June 30, 2015 was $2,880,000 and $2,973,000, respectively. Sublease income under all operating subleases for the nine months ended June 30, 2016 and 2015 was approximately $106,000 and $204,000, respectively.

As of June 30, 2016, the Company and its subsidiaries had three outstanding letters of credit, which have been issued in the maximum amount of $353,000 as security for property leases, and which are collateralized by the restricted cash as reflected in the statements of financial condition.

Litigation and Regulatory Matters

The Company and its subsidiaries are defendants or respondents in various pending and threatened arbitrations, administrative proceedings and lawsuits seeking compensatory damages. Several cases have no stated alleged damages. Claim amounts are infrequently indicative of the actual amounts the Company will be liable for, if any. Further, the Company has a history of collecting amounts awarded in these types of matters from its registered representatives that are still affiliated, as well as from those that are no longer affiliated. Many of these claimants also seek, in addition to compensatory damages, punitive or treble damages, and all seek interest, costs and fees. These matters arise in the normal course of business. The Company intends to vigorously defend itself in these actions, and the ultimate outcome of these matters cannot be determined at this time.

Liabilities for potential losses from complaints, legal actions, government investigations and proceedings are established where the Company believes that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In making these decisions, management bases its judgments on its knowledge of the situations, consultations with legal counsel and its historical experience in resolving similar matters. In many lawsuits, arbitrations and regulatory proceedings, it is not possible to determine whether a liability has been incurred or to estimate the amount of that liability until the matter is close to resolution. However, accruals are reviewed regularly and are adjusted to reflect the Company’s estimates of the impact of developments, rulings, advice of counsel and any other information pertinent to a particular matter. Because of the inherent difficulty in predicting the ultimate outcome of legal and regulatory actions, management cannot predict with certainty the eventual loss or range of loss related to such matters. At June 30, 2016 and September 30, 2015, the Company accrued approximately $794,000 and $817,000, respectively. These amounts are included in accounts payable and other liabilities in the statement of financial condition. The Company has included in "Professional fees" litigation and FINRA related expenses of $584,000 and $566,000 for the three months ended June 30, 2016 and 2015, respectively, and $1,734,000 and $1,466,000 for the nine months ended June 30, 2016 and 2015, respectively.

NOTE 11. COMMITMENTS AND CONTINGENCIES

Leases

As of September 30, 2015, the Company leases office space in various states expiring at various dates through August 2025, and is committed under operating leases for future minimum lease payments as follows:

Fiscal Year Ending	Rental Expense	Less, Sublease Income	Net
2016	$3,831,000	$141,000	$3,690,000
2017	2,470,000	84,000	2,386,000
2018	1,808,000	—	1,808,000
2019	1,063,000	—	1,063,000
2020	907,000	—	907,000
Thereafter	853,000	—	853,000
Total	$10,932,000	$225,000	$10,707,000

The total amount of rent payable under the leases is recognized on a straight line basis over the term of the leases. As of September 30, 2015 and September 30, 2014, the Company has recognized deferred rent payable of $33,000 and $160,000, respectively. Rental expense under all operating leases for the years ended September 30, 2015 and September 30, 2014 was $3,947,000 and $3,828,000 respectively. Sublease income under all operating subleases for the years ended September 30, 2015 and 2014 was approximately $139,000 and $153,000 respectively.

As of September 30, 2015 and 2014, the Company and its subsidiaries had outstanding two letters of credit, which have been issued in the maximum amount of $218,000 and $92,000, respectively, as security for property leases, and are collateralized by the restricted cash as reflected in the statements of financial condition.

Litigation and Regulatory Matters

The Company and its subsidiaries are defendants or respondents in various pending and threatened arbitrations, administrative proceedings and lawsuits seeking compensatory damages. Several cases have no stated alleged damages. Claim amounts are infrequently indicative of the actual amounts the Company will be liable for, if any. Further, the Company has a history of collecting amounts awarded in these types of matters from its brokers that are still affiliated, as well as from those that are no longer affiliated. Many of these claimants also seek, in addition to compensatory damages, punitive or treble damages, and all seek interest, costs and fees. These matters arise in the normal course of business. The Company intends to vigorously defend itself in these actions, and the ultimate outcome of these matters cannot be determined at this time.

Liabilities for potential losses from complaints, legal actions, government investigations and proceedings are established where management believes that it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In making these decisions, management bases its judgments on its knowledge of the situations, consultations with legal counsel and its historical experience in resolving similar matters. In many lawsuits, arbitrations and regulatory proceedings, it is not possible to determine whether a liability has been incurred or to estimate the amount of that liability until the matter is close to resolution. However, accruals are reviewed regularly and are adjusted to reflect management’s estimates of the impact of developments, rulings, advice of counsel and any other information pertinent to a particular matter. Because of the inherent difficulty in predicting the ultimate outcome of legal and regulatory actions, management cannot predict with certainty the eventual loss or range of loss related to such matters. As of September 30, 2015 and 2014, the Company accrued approximately $817,000 and $440,000 respectively. These amounts are included in accounts payable and other accrued expenses in the statements of financial condition. Awards ultimately paid, if any, may be covered by our errors and omissions insurance policy. While the Company will vigorously defend itself in these matters, and will assert insurance coverage and indemnification to the maximum extent possible, there can be no assurance that such matters will not have a material adverse impact on our financial position, results of operations or cash flows. The Company has included in "Professional fees" litigation and FINRA related expenses of $2,057,000 and $1,542,000 for fiscal years 2015 and 2014, respectively.